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                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                                FORM 10-D

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                    THE SECURITIES EXCHANGE ACT OF 1934


For the quarterly distribution period from

December 1, 2005 to February 28, 2006
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Commission File Number of issuing entity: 333-113873-01
                                          ---------------

ANZ Capel Court Limited as Trust Manager for the Kingfisher Trust 2004-1G
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(Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113873-01
                                     ---------------

ANZ Capel Court Limited
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(Exact name of depositor as specified in its charter)


Australia and New Zealand Banking Group Limited
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(Exact name of sponsor as specified in its charter)


Victoria, Australia
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(State or other jurisdiction of incorporation or
organization of the issuing entity)

N/A
------------------------------------
(I.R.S. Employer Identification No.)


Level 12
530 Collins Street
Melbourne Vic 3000
Australia
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(Address of principal executive offices of the issuing entity)


N/A
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(Zip Code)


(61 3) 9273 3173
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(Telephone number, including area code)


N/A
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(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

                Section Section Section    Name of exchange
Title of class   12(b)   12(g)   15(d)      (If Section 12(b))

Class A          [ ]      [ ]     [x]
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                 [ ]      [ ]     [ ]
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Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes [x]  No [ ]


PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the Investor Report attached as Exhibit 19.1 to this report.


PART II - OTHER INFORMATION
Item 9. Exhibits.

The following is filed herewith. The exhibit number corresponds
With Item 601(b) of Regulation S-K.

Exhibit No.        Description

19.1 Kingfisher Trust 2004-1G Investor Report for Residential Mortgage Backed Floating
                   Rate Notes relating to the Mar 20,
                   2006 Payment Date.




SIGNATURES

Pursuant to the requirements of the Securities Exchange
Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.




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Margarita Koklanis
Associate Director, Securitisation

For and on behalf of
ANZ Capel Court Limited as Trust Manager of the Kingfisher Trust 2004-1G

Date: March 20, 2006